Provision for onerous lease contracts	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Provision for onerous lease contracts
19	Provision for onerous lease contracts

The provision for onerous lease contracts related to two unused data center sites in Germany. These lease contracts terminated in 2016.

The provision was calculated based on the discounted future contracted payments net of any sublease revenues.

	2017	2016	2015
	(€’000)
As at 1 January	—	1,517	4,934
Increase/(decrease) in provision	—	—	(184)
Unwinding of discount	—	16	115
Utilization of provision	—	(1,533)	(3,348)
As at 31 December	—	—	1,517
Non-current	—	—	—
Current	—	—	1,517
	—	—	1,517

Discounted estimated future losses were calculated using a discount rate based on the five-year euro-area government benchmark bond yield prevailing at the balance sheet date.